FIRST AMERICAN FUNDS, INC.
Prime Obligations Fund
Tax Free Obligations Fund
Treasury Obligations Fund
U.S. Treasury Money Market Fund
Prospectus Supplement dated June 1, 2011
This information supplements the First American Money Market Funds Class Z Shares Prospectus dated October 29, 2010. Please retain this supplement for future reference.
Information regarding fees and expenses with respect to Prime Obligations Fund, which is set forth in the Prospectus under the heading “Fund Summaries — Fees and Expenses” on page 3, is replaced by the following:
Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Class Z
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.23%
Less Fee Waivers[1]	(0.03)%
Net Expenses[1]	0.20%

[1]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through May 31, 2012, so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after May 31, 2012, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Z
1 year	$20
3 years	$71
5 years	$126
10 years	$290
FAF-MMZ-2

Information regarding fees and expenses with respect to Tax Free Obligations Fund, which is set forth in the Prospectus under the heading “Fund Summaries — Fees and Expenses” on page 6, is replaced by the following:
Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Class Z
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.26%
Less Fee Waivers[1]	(0.06)%
Net Expenses[1]	0.20%

[1]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through May 31, 2012, so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after May 31, 2012, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Z
1 year	$20
3 years	$78
5 years	$140
10 years	$325
FAF MMZ-2

Information regarding fees and expenses with respect to Treasury Obligations Fund, which is set forth in the Prospectus under the heading “Fund Summaries — Fees and Expenses” on page 9, is replaced by the following:
Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Class Z
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.23%
Less Fee Waivers[1]	(0.03)%
Net Expenses[1]	0.20%

[1]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through May 31, 2012, so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after May 31, 2012, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Z
1 year	$20
3 years	$71
5 years	$126
10 years	$290

Information regarding fees and expenses with respect to U.S. Treasury Money Market Fund, which is set forth in the Prospectus under the heading “Fund Summaries — Fees and Expenses” on page 11, is replaced by the following:
Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Class Z
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.27%
Less Fee Waivers[1]	(0.07)%
Net Expenses[1]	0.20%

[1]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through May 31, 2012, so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after May 31, 2012, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Z
1 year	$20
3 years	$80
5 years	$145
10 years	$336
FAF MMZ-2

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